STATEMENTS OF CONSOLIDATED CASH FLOWS € in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)
Cash flows used in operating activities
Net loss for the period		€ (33,590)	€ (50,915)		€ (30,345)	[1]
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization		1,754	1,767		619	[2]
Provisions		(48)	164		5	[2]
Expenses related to share-based payments		2,924	4,320		1,867	[2]
Cost of net debt		2,115	1,940		292	[2]
Loss on disposals		0	45		0	[2]
U.S. Initial public offering 2018 costs reversal		0	201		0	[2]
Impact of deferred income related to financial liabilities discounting effect		(6,463)	2,833		535	[2]
Other charges with no impact on cash		7	(5)		(36)	[2]
Cash flows used in operations, before tax and changes in working capital		(33,300)	(39,647)		(27,063)	[2]
(Increase) / Decrease in trade receivables		(51)	(85)		144	[2]
Decrease in Research tax credit receivable		5,688	0		3,260	[2]
Increase in other receivables		(721)	(4,640)		(3,958)	[2]
Increase (Decrease) in trade and other payables		(995)	2,057		633	[2]
Increase in other current liabilities		1,840	1,146		999	[2]
Changes in operating working capital		5,762	(1,522)		1,078	[2]
Net cash flows used in operating activities		(27,538)	(41,169)		(25,985)	[2]
Cash flows from (used in) investing activities
Acquisitions of intangible assets		(11)	(353)		(90)	[2]
Acquisitions of property, plant and equipment		(96)	(1,091)		(416)	[2]
Addition in non-current financial assets		(4)	(16)		577	[2]
Net cash flows from (used in) investing activities		(112)	(1,459)		71	[2]
Cash flows from financing activities
Capital increases		113,650	29,517		0	[2]
Warrants subscription		5	1,327		59	[2]
Transaction costs		(10,359)	(1,438)		(279)	[2]
Increase in loans and conditional advances		10,350	14,000		16,000	[2]
Decrease in loans		(250)	(500)		(927)	[2]
Payments of lease liabilities	[3]	(928)	(1,067)		0	[2]
Interest paid		(700)	(350)		(3)	[2]
Net cash flows from financing activities		111,769	41,489		14,850	[2]
Effect of exchange rates changes on cash		(63)	29		54	[2]
Net increase (decrease) in cash and cash equivalents		84,056	(1,109)		(11,009)	[2]
Net cash and cash equivalents at beginning of period		35,094	36,203	[2]	47,212	[2]
Net cash and cash equivalents at end of period		€ 119,151	€ 35,094		€ 36,203	[2]

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)
[2]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)
[3]	Lease contracts in the IFRS 16 scope (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases effective from January 1, 2019)